Group Subsidiaries and Holdings - Associates and Equity Investments at FVOCI (Details)	12 Months Ended
Dec. 31, 2020
Armaron Bio Ltd
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	22.07%
Dizal (Jiangsu) Pharmaceutical Co., Ltd.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	30.25%
Apollo Therapeutics LLP
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	25.00%
C.C.Global Chemicals Company
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	37.50%
Viela Bio, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	26.72%
Sweden Orphan Biovitrum AB
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.96%
Ondosis
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	19.90%
ADC Therapeutics Sarl
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	5.23%
Circassia Pharmaceuticals PLC
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	17.88%
AbMed Corporation
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	18.00%
Aristea Therapeutics, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	13.42%
Baergic Bio Inc
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	19.95%
PhaseBio Pharmaceuticals, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	10.23%